LOSS ON EXTINGUISHMENT OF ACCOUNTS PAYABLE AND DUE TO FORMER OFFICERS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Total Settlement Amount		$ 587,742
Cash payments		45,000
Shares Issued		30,283
Shares Issued, Value		1,900,120
Loss on extinguishment		(1,106,636)
Settlement Amount, non-related parties		250,742
Settlement with Attorney
Date of Settled Amounts		Sep. 10, 2012
Total Settlement Amount		67,992
Cash payments		45,000
Gain/Loss on extinguishment of debt		22,992
Settlement with CEO
Date of Settled Amounts		Sep. 12, 2012
Total Settlement Amount		475,558
Shares Issued		10,625
Settlement with COO
Date of Settled Amounts		Sep. 12, 2012
Total Settlement Amount		112,184
Shares Issued		2,750
Settlement with CEO and COO
Gain/Loss on extinguishment of debt		269,758
Shares Issued, Value		857,500
Shares Issued, price per share		$ 64.00
Settlement of Accounts Payable
Date of Settled Amounts		Sep. 12, 2012
Total Settlement Amount		182,750
Gain/Loss on extinguishment of debt		859,870
Shares Issued		16,908
Shares Issued, Value		$ 1,042,620
Shares Issued, price per share		$ 61.60